Group statement of changes in equity (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Equity	$ 9,916	$ 8,513	[1],[2]	$ 3,740	[1],[2]
Other comprehensive loss that will not be reclassified to profit or loss, net of tax	1,411	1,411		1,411
Other comprehensive income that will be reclassified to profit or loss, net of tax	32	81		35
Revaluation surplus on disposal of prior company shares
Equity	8	8		8
Surplus on equity transaction of joint venture
Equity	38	36		36
Equity items for share-based payments
Equity	$ 50	$ 38		$ 33

[1]	Contingent considerations, which was previously reported as part of trade, other receivables and other assets, is now reported separately on the statement of financial position as a result of a change in presentation policy. The change was made to provide more relevant and reliable information to users of the financial statements given the nature and measurement basis of these receivables. Comparative periods have been reclassified. The increase in contingent considerations from December 2024 is mainly as a result of contingent considerations recognised for the sale of the Doropo and ABC projects of $38m and the sale of MSG of $44m, partly offset by a decrease in the
Gramalote contingent consideration of $8m, resulting from a change in the timing of stage gate payments.

[2]	Comparative periods have been retrospectively revised, where indicated, due to the prior period error in the classification of deferred and current taxation assets and liabilities. Refer to Note 1.4.